Property and Equipment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014
Property and Equipment [Abstract]
Land	$ 133	$ 119
Buildings and Improvements, Gross	125	83
Leasehold Improvements, Gross	223	88
Data processing equipment	236	229
Furniture and Fixtures, Gross	515	329
Property, Plant and Equipment, Gross	1,232	848
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(587)	(220)
Property, Plant and Equipment, Net	645	628		776
Depreciation	$ 117	$ 80	$ 38